PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
At cost:
Finance leases, net	¥ 6,070,349	¥ 4,570,666
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net